Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15: COMMITMENTS AND CONTINGENCIES

Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2020.

The Company is subject to legal proceedings, claims and contingencies arising in the ordinary course of business. When such amounts can be estimated and the contingency is probable, management accrues the corresponding liability. While the ultimate outcome of lawsuits or other proceedings against the Company cannot be predicted with certainty, management does not believe the costs, individually or in aggregate of such actions will have a material effect on the Company’s consolidated financial position, results of operations or cash flows.

The Company had a dispute with Vale International S.A. (“Vale”) regarding the termination date of a CoA contract, which was under arbitration proceedings in New York. Related to this arbitration, the Company issued a letter of credit amounting to $2,900 and the total amount was collateralized by a cash deposit, which was presented as restricted cash in the accompanying balance sheets as of December 31, 2016. On February 10, 2017, the arbitration tribunal ruled in favor of Navios Logistics. Vale has been ordered to pay Navios Logistics $21,500, compensating for all unpaid invoices, late payment of invoices, and legal fees incurred. An amount of $1,157 was recorded in the consolidated statements of operations under “Other income, net” as part of this compensation during the first quarter of 2017. The full amount was received in March 2017, and the collateralized cash amount of $2,900, was released.

On August 16, 2018, there was a fire incident at the iron ore port terminal in Nueva Palmira, Uruguay, for which the Company maintains property and loss of earnings insurance coverage for such types of events (subject to applicable deductibles and other customary limitations). As of December 31, 2018, an insurance claim receivable of $11,571 was recorded in the Company’s prepaid expenses and other current assets, of which $9,197 was recorded in “Other income, net” in the consolidated statements of operations.